Taxes - Schedule of Deferred Tax Assets (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Schedule of Deferred Tax Assets [Abstract]
Deferred tax assets	$ 4,128,600	$ 530,675	$ 2,350,700		$ 1,437,150
Valuation allowance	(4,128,600)	(530,675)	(2,350,700)	$ (302,150)	(1,437,150)	$ (643,500)
Net deferred tax assets